Significant Accounting Policies	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Zeecol Limited [Member]
Significant Accounting Policies

1. Statement of Accounting Policies

Reporting Entity

Zeecol Limited i3arampanyirx»rporatedintewZ

These financial statements have not been prepared for external use. They are prepared for management purposes only and should not be relied on for any olher purpose. They are therefore defined 33 special purpose reports.

Statement of Compliance and Basis of Preparation

The financial statements have been prepared in accordance with the policies outlined below under Specific Accounting Policies.

The accounting principles recognised as appropriate for Ihe measurement and reporting of the Statement of Financial Performance and Statement of Financial Position on a historical cost basi3 ate followed by the cornpany, unless otherwise stated in the Specific Accounting Policies.

The information is presented in New Zealand dollars. All values are rounded to me nearest dollar.

Going Concern

The company is dependent upon Ihe continued support of its lenders including shareholder advances. The going concern basis assumes confirmed support of these parties m following financial periods. The director in determining that ihe financial statements be prepared on a going concern basis has taken into account events subsequent to balance date.

Specific Accounting Policies

The following specific accounting policies which materially affect the measurement of the Statemenl of Financial Performance and Statement of Financial Position have been applied:

(a) Revenue Recognita!

Revenue 13 recognised when the significant risks and rewards of ownership have been transferred to the buyer and it 19 probable Ihe company will receive the previously agreed upon payment.

Deposits received in advance from customers in anticipation of the future sale of goods are recognised as revenue only when the above criteria has been met. Until that time they are carried as deferred revenue.

(b) Trade Recervattes

Trade Receivables are recognised at estimated realisable value.

(c) Property, Rant & Equipment

Property, Plant and Equipment are recognised at cost less aggregate depreciation. Depredation has been calculated using Ihe maximum rates permitted by the Income Tax Act 2007. Gains and losses on disposal of fixed assets are taken into account in determining Ihe operating result for the year. The principal rates of depreciation are:

Property Improvements - At cost	4-24% DV
Rant & Equipment	10-80.4* DV
Motor Vehicles	13 - 30% DV
Furniture & Fittings	15.6-30% DV
Office Equpment	15.6-80.4%

(d) Income Tax

Income tax is accounted for using the taxes payable method. The income lax expense recognised in the Statement of Financial Performance is the estimated income tax payable in me current year, adjusled for any differences between the estimated and actual income tax payable in prior years.

Deferred income tax is provided, using the comprehensive balance sheet liability method, providing for temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements as per NZIAS12 The deferred income tax is not accounted tor if it arises from initial recognition of an asset or liability in a transaction that at the time of the transaction affects neither accounting nor taxable profit/loss. Deferred income fax is provided for using fax rates expected to apply in the period of settlement, based on tax rates enacted or substantively enacted at balance date. The carrying amount of deferred tax asseb is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to altow all or part of the deferred income tax asset to be utilised.

(e) Goods and Services Taxation (GST)

Revenues and expenses have been recognised in the financial statements exclusive of GST except that irrecoverable GST input tax has been recognised in association with the expense to which it relates. All items in the Statement of Financial Position are stated exclusive of GST except for receivables and payables which are stated inclusive of GST.

(f) Changes in Accounting Policies

There have been no changes in accounting policies. All policies have been applied on a basis consistent with those from previousfinancial statements.

3.	SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies adopted in the preparation of the financial statements are set out below. These policies have been consistently applied to all periods presented, unless otherwise stated.

(a) Revenue Recognition

Revenue from the sale of goods and services is measured at the fair value of the consideration received or receivable. Revenue is recognised as follows:

(i) Interest Income

Interest income is recognised when it is probable that the Company will receive the amount and it can be measured reliably. Interest income is recognised on an accruals basis using the effective interest method.

(ii) Sale of goods

Revenue from the sale of goods is recognised when the significant risks and rewards of ownership have been transferred to the buyer and it is probable that the Company will receive the previously agreed upon payment. These criteria are considered to be met when the goods are delivered to the buyer. No revenue is recognised if there are significant uncertainties regarding recovery of the consideration due, associated costs or the possible return of goods, or where there is continuing management involvement with the goods.

Deposits received in advance from customers in anticipation of the future sale of goods are recognised as revenue only once the above criteria has been met. If the criteria has not been met they are carried as deferred revenue on the Statement of Financial Position.

(b) Cash and Cash Equivalents

Cash and cash equivalents includes cash on hand, deposits held at call with financial institutions and the custodian, other short-term deposits, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

(c) Foreign Currency Transactions and Balances

Transactions entered into by the Company in a currency other than the functional currency are recorded at the rates ruling when the transactions occur. The Company does not hold any foreign currency monetary assets and liabilities. Foreign currency gains and losses are recognised in profit or loss in the period incurred.

(d) Income Tax

Tax expense comprises current and deferred tax. Current tax and deferred tax is recognised in profit or loss except items recognised directly in equity or in other comprehensive income.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognised in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.

Deferred tax is not recognised for:

(i) temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss,

(ii) temporary differences arising on the initial recognition of goodwill.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilised.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realised simultaneously.

(e) Judgements, Estimates and Assumptions

The preparation of financial statements in accordance with NZ IFRS and IFRS requires the use of certain critical accounting estimates. It also requires the Company to exercise its judgement in the process of applying the accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the financial statements, are disclosed in accompanying Notes. Actual results may differ from these estimates.

(f) Goods and Services Tax (GST)

The financial statements have been prepared on a GST exclusive basis as the Company is required to be registered for GST. Accounts receivable and accounts payable are GST inclusive.

(g) Financial Instruments

Recognition

Financial instruments are recognised in the Statement of Financial Position initially at fair value plus, for instruments not at fair value through profit or loss, any directly attributable transaction costs. Subsequent to initial recognition financial instruments are measured as described below.

A financial instrument is recognised when the Company becomes a party to the contractual provisions of the financial instrument.

Offsetting financial instruments

Financial instruments are offset and presented as a net asset or net liability in the Statement of Financial Position when the substance of an arrangement is such that presenting them together as either a net asset or a net liability more accurately reflects the Company’s expected future cash flows for settling two or more separate financial instruments. This only occurs when the Company has a legally enforceable right to set off the recognised amounts, and intends to either settle on a net basis or realise the asset and settle the liability simultaneously.

Derecognition

Financial assets are derecognised if the Company’s contractual rights to the cash flows from the financial assets expire or if the Company transfers the financial asset to another party without retaining control or substantially all risks and rewards of the asset.

Financial liabilities are derecognised if the Company’s obligations specified in the contract expire or are discharged or cancelled.

Non-derivative financial instruments

Non-derivative financial instruments comprise loans and receivables and trade and other payables.

Loans and receivables

Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognised initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition loans and receivables are measured at amortised cost using the effective interest method, less any impairment losses. Loans and receivables comprise cash and cash equivalents, term deposits and trade and other receivables.

Interest on loans and receivables is recognised in the Statement of Other Comprehensive Income.

Cash and cash equivalents include cash on hand, deposits held at call with banks, other short term highly liquid investments with original maturities of three months or less.

Term deposits include deposits held with financial institutions with original maturities greater than three months.

Trade and other receivables of a short-term nature are not discounted.

Trade and other payables

Trade and other payables are initially recognised at fair value and subsequently carried at amortised cost, using the effective interest method. Trade payables of a short-term nature are not discounted.

Derivative financial instruments

The Company does not invest or trade in derivative financial instruments, and therefore is not exposed to the associated risk, rewards and financial impacts both positive and negative, associated with such instruments.

(h) Impairment

Financial assets

The Company assesses at each reporting date whether there is objective evidence that a financial asset or group of financial assets (stated at cost or amortised cost) is impaired.

If any such indication exists, an impairment loss is recognised in the Statement of Profit or Loss and Other Comprehensive Income as the difference between the asset’s carrying amount and the present value of estimated future cash flows discounted at the financial asset’s original effective interest rate.

The Company considers the following indicators when assessing whether there is objective evidence of impairment:

(i) significant decline in the market value of an asset.

(ii) significant changes that adversely affect the Company in the technological, market, economic or legal environment in which it operates.

(iii) increases in market interest rates or other market rates of return that are likely to affect the discount rate used to assess the present value of the future cash flows from the asset.

(iv) when the carrying amount of the Company’s net assets exceeds the market capitalisation of the Company.

(v) Evidence of obsolescence or physical damage of an asset.

(vi) Significant change in the use of an asset that adversely affects the Company.

(vii) Declining economic performance, which might be indicated by larger than expected maintenance costs or lower than expected profits, from the use of an asset.

Non-financial assets

The carrying amounts of the Company’s assets are reviewed at each reporting date to determine whether there is any objective evidence of impairment. If any such indication exists, the asset’s recoverable amount is estimated.

An impairment loss is recognised whenever the carrying amount of an asset exceeds its recoverable amount. Impairment losses directly reduce the carrying amount of assets and are recognised in profit or loss.

The estimated recoverable amount of non-financial assets is the greater of their fair value less costs to sell and value in use. Value in use is determined by estimating future cash flows from the use and ultimate disposal of the asset and discounting these to their present value using a pre-tax discount rate that reflects current market rates and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

A cash generating unit is the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of the other assets or groups of assets.

Impairment losses recognised in respect of cash-generating units are allocated first to reduce the carrying amount of goodwill allocated to the units and then to reduce the carrying amount of other assets in the unit on a pro rata basis.

Impairment losses are reversed when there is a change in the estimates used to determine the recoverable amount and there is an indication that the impairment loss has decreased or no longer exists. An impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortisation, if no impairment loss had been recognised.

(i) Property, Plant and Equipment

(i) Recognition and measurement

Items of property, plant and equipment are recognised at cost less accumulated depreciation and impairment losses. As well as the purchase price, cost includes directly attributable costs and, where relevant, the estimated present value of any future unavoidable costs of dismantling and removing items.

(ii) Subsequent costs

Subsequent costs are added to the carrying amount of an item of property, plant and equipment when the cost is incurred if it is probable that the future economic benefits embodied with the item will flow to the Company and the cost of the item can be measured reliably. All other costs are recognised in the statement of comprehensive income as an expense when incurred.

(iii) Depreciation

For plant and equipment, depreciation is based on the cost of an asset less its residual value.

Depreciation is recognised in the statement of comprehensive income on a diminishing value basis over the estimated useful lives of each item of property, plant and equipment.

Depreciation on assets under construction does not commence until they are complete and available for use.

Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate. Depreciation has been calculated on plant and equipment using the diminishing value method at 50 - 67%.

(j) Share capital

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and share options are recognised as a deduction from equity, net of any tax effects.